Note 14 - Inventories (Details Textual) $ in Thousands	Sep. 30, 2024 USD ($) oz	Dec. 31, 2023 USD ($) oz
Statement Line Items [Line Items]
Provision for obsolete stock | $	$ 1,793	$ 1,793
Gold, work in progress (Ounce) | oz	1,320	3,057